Investment Risks	Dec. 22, 2025
VIRTUS DUFF & PHELPS REAL ESTATE INCOME ETF | Real Estate Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real Estate Industry Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the real estate industry. Investing in securities of companies in the real estate industry includes risks such as: fluctuations in the value of the underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; losses from casualty or condemnation; changes in the availability, cost and terms of mortgage funds; increased competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences, including the impact of changes in environmental laws, that may affect the real estate industry..

VIRTUS DUFF & PHELPS REAL ESTATE INCOME ETF | REIT Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

REIT Risk. Investments in REITs and other securities of real estate companies subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate sector in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs may also be adversely affected by poor management, failure to quality as a REIT under the Internal Revenue Code of 1986, as amended (the “Code”), environmental problems, property tax increases or changes in federal, state or local regulations.

VIRTUS DUFF & PHELPS REAL ESTATE INCOME ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. The value of the equity securities held by the Fund may be negatively affected by the financial market, industries in which the Fund invests, or issuer-specific events. Focus on a particular style or in small-sized companies may enhance that risk.

VIRTUS DUFF & PHELPS REAL ESTATE INCOME ETF | Debt Securities Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Debt Securities Risks. Debt securities are subject to credit risk, interest rate risk, liquidity risk, maturity risk, yield curve risk and prepayment risk. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

VIRTUS DUFF & PHELPS REAL ESTATE INCOME ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk. If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.

VIRTUS DUFF & PHELPS REAL ESTATE INCOME ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk. The values of fixed income securities may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities. Adjustable rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors).

VIRTUS DUFF & PHELPS REAL ESTATE INCOME ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity Risk. Debt securities may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the relevant market).

VIRTUS DUFF & PHELPS REAL ESTATE INCOME ETF | Maturity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Maturity Risk. The value of debt securities is dependent on their maturity. Generally, the longer the maturity of a debt security, the greater its sensitivity to changes in interest rates.

VIRTUS DUFF & PHELPS REAL ESTATE INCOME ETF | Yield Curve Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Yield Curve Risk. Yield curve risk refers to the risk that changes in interest rates may affect yields of fixed-income securities differently for securities with different maturities. If the yield curve flattens, then the spread between long- and short-term yields narrows and if the yield curve steepens, then the spread between long- and short-term yields increases.

VIRTUS DUFF & PHELPS REAL ESTATE INCOME ETF | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Prepayment Risk. Issuers may prepay or call their fixed rate obligations when interest rates fall, forcing the Fund to reinvest in obligations with lower interest rates and the Fund may not benefit fully from the increase in value that other fixed income investments experience when interest rates decline.

VIRTUS DUFF & PHELPS REAL ESTATE INCOME ETF | Preferred Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred Securities Risk. The value of preferred securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred securities. Preferred securities are also subject to credit risk, which is the possibility that an issuer of preferred securities will fail to make its dividend payments.

VIRTUS DUFF & PHELPS REAL ESTATE INCOME ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Investing in securities of foreign issuers subjects the Fund to additional risks such as tariff and global trade restrictions increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk. Additionally, to the extent that the underlying assets of the Fund trade on an exchange that is closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying asset and stale asset pricing (i.e., the last quote from the foreign exchange market), resulting in premiums or discounts to NAV that are greater than those experienced by other ETFs.

VIRTUS DUFF & PHELPS REAL ESTATE INCOME ETF | Emerging Markets Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Investments Risk. Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

VIRTUS DUFF & PHELPS REAL ESTATE INCOME ETF | Mid-Capitalization Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid-Capitalization Stock Risk. The stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

VIRTUS DUFF & PHELPS REAL ESTATE INCOME ETF | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Shares, to decline.

VIRTUS DUFF & PHELPS REAL ESTATE INCOME ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The value of the securities in the Fund may go up or down (sometimes significantly) in response to the prospects of individual companies and/or general economic conditions, including local, regional or global events.

VIRTUS DUFF & PHELPS REAL ESTATE INCOME ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. Duff & Phelps’ judgments about the attractiveness and potential appreciation of a security or other asset may prove to be inaccurate and may not produce the desired results.
VIRTUS DUFF & PHELPS REAL ESTATE INCOME ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks, among others:
VIRTUS DUFF & PHELPS REAL ESTATE INCOME ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to net asset value (“NAV”) and possibly face delisting.

VIRTUS DUFF & PHELPS REAL ESTATE INCOME ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

VIRTUS DUFF & PHELPS REAL ESTATE INCOME ETF | Fluctuation of NAV; Unit Premiums and Discounts [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings, and it cannot be predicted whether Shares will trade below, at or above their NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

VIRTUS DUFF & PHELPS REAL ESTATE INCOME ETF | No Assurance of Active Trading Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	No Assurance of Active Trading Market Risk. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. In times of market stress, market makers or Authorized Participants may step away from their respective roles in making a market in the Fund’s Shares, which could lead to wider bid/ ask spreads and variances between the market price of the Fund’s Shares and their underlying value.

VIRTUS DUFF & PHELPS REAL ESTATE INCOME ETF | Fund Shares Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fund Shares Liquidity Risk. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings, which can result in wider bid/ask spreads and differences between the ETF’s NAV and market price.

VIRTUS DUFF & PHELPS REAL ESTATE INCOME ETF | Small Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads, and may be delisted if it does not meet certain conditions of the Exchange, which could negatively impact the value of the Fund.

VIRTUS DUFF & PHELPS REAL ESTATE INCOME ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
VIRTUS DUFF & PHELPS REAL ESTATE INCOME ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Fund Risk. The Fund is considered non-diversified and may be more susceptible to factors negatively impacting its holdings to the extent the Fund invests more of its assets in the securities of fewer issuers than would a diversified fund.

VIRTUS SILVANT GROWTH OPPORTUNITIES ETF | REIT Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

REIT Risk. Investments in REITs and other securities of Real Estate companies subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate sector in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs may also be adversely affected by poor management, failure to quality as a REIT under the Internal Revenue Code of 1986, as amended (the “Code”), environmental problems, property tax increases or changes in federal, state or local regulations.

VIRTUS SILVANT GROWTH OPPORTUNITIES ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. The value of the equity securities held by the Fund may be negatively affected by the financial market, industries in which the Fund invests, or issuer-specific events. Focus on a particular style or in small-sized companies may enhance that risk.

VIRTUS SILVANT GROWTH OPPORTUNITIES ETF | Preferred Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred Securities Risk. The value of preferred securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred securities. Preferred securities are also subject to credit risk, which is the possibility that an issuer of preferred securities will fail to make its dividend payments.

VIRTUS SILVANT GROWTH OPPORTUNITIES ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Investing in securities of foreign issuers subjects the Fund to additional risks such as tariff and global trade restrictions increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk. Additionally, to the extent that the underlying assets of the Fund trade on an exchange that is closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying asset and stale asset pricing (i.e., the last quote from the foreign exchange market), resulting in premiums or discounts to NAV that are greater than those experienced by other ETFs.

VIRTUS SILVANT GROWTH OPPORTUNITIES ETF | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Shares, to decline.

VIRTUS SILVANT GROWTH OPPORTUNITIES ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The value of the securities in the Fund may go up or down (sometimes significantly) in response to the prospects of individual companies and/or general economic conditions, including local, regional or global events.

VIRTUS SILVANT GROWTH OPPORTUNITIES ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. Silvant’s judgments about the attractiveness and potential appreciation of a security or other asset may prove to be inaccurate and may not produce the desired results.
VIRTUS SILVANT GROWTH OPPORTUNITIES ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks, among others:
VIRTUS SILVANT GROWTH OPPORTUNITIES ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to net asset value (“NAV”) and possibly face delisting.

VIRTUS SILVANT GROWTH OPPORTUNITIES ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

VIRTUS SILVANT GROWTH OPPORTUNITIES ETF | Fluctuation of NAV; Unit Premiums and Discounts [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings, and it cannot be predicted whether Shares will trade below, at or above their NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

VIRTUS SILVANT GROWTH OPPORTUNITIES ETF | No Assurance of Active Trading Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	No Assurance of Active Trading Market Risk. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. In times of market stress, market makers or Authorized Participants may step away from their respective roles in making a market in the Fund’s Shares, which could lead to wider bid/ ask spreads and variances between the market price of the Fund’s Shares and their underlying value.

VIRTUS SILVANT GROWTH OPPORTUNITIES ETF | Fund Shares Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fund Shares Liquidity Risk. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings, which can result in wider bid/ask spreads and differences between the ETF’s NAV and market price.

VIRTUS SILVANT GROWTH OPPORTUNITIES ETF | Small Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads, and may be delisted if it does not meet certain conditions of the Exchange, which could negatively impact the value of the Fund.

VIRTUS SILVANT GROWTH OPPORTUNITIES ETF | Growth Stocks Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Stocks Risk. The Fund’s investments in growth stocks may be more volatile than investments in other types of stocks, or may perform differently from the market as a whole and from other types of stocks.

VIRTUS SILVANT GROWTH OPPORTUNITIES ETF | Small- and Mid-Capitalization Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Stock Risk. The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

VIRTUS SILVANT GROWTH OPPORTUNITIES ETF | Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipts Risk. Investments in foreign companies through depositary receipts, including ADRs, may expose the Fund to the same risks as direct investments in securities.
VIRTUS SILVANT GROWTH OPPORTUNITIES ETF | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk. The value of a convertible security may decline as interest rates rise and/or vary with fluctuations in the market value of the underlying securities. The security may be called for redemption at a time and/ or price unfavorable to the Fund.

VIRTUS SILVANT GROWTH OPPORTUNITIES ETF | Warrant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Warrant Risk. Warrants are securities issued by a company which give the holder the right, but not the obligation, to purchase stock, usually at a price that is higher than the market price at the time the warrant is issued. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Portfolio would lose any amount it paid for the warrant.

VIRTUS SILVANT GROWTH OPPORTUNITIES ETF | Initial Public Offering (“IPO”) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Initial Public Offering (“IPO”) Risk. The risk that any positive effect of investments in IPOs may not be sustainable because of a number of factors. Namely, a fund may not be able to buy shares in some IPOs or may be able to buy only a small number of shares. Also, the performance of IPOs generally is volatile, and is dependent on market psychology and economic conditions. To the extent that IPOs have a significant positive impact on a fund’s performance, this may not be able to be replicated in the future. The relative performance impact of IPOs also is likely to decline as a fund grows.

VIRTUS SILVANT GROWTH OPPORTUNITIES ETF | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk. To the extent the Fund focuses its investments in one or more sectors, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting companies in those sectors. As the Fund’s investments in a sector increase, so does the potential for fluctuation in the net asset value (“NAV”) of the Fund.

VIRTUS SILVANT GROWTH OPPORTUNITIES ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
VIRTUS SILVANT GROWTH OPPORTUNITIES ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Fund Risk. The Fund is considered non-diversified and may be more susceptible to factors negatively impacting its holdings to the extent the Fund invests more of its assets in the securities of fewer issuers than would a diversified fund.

VIRTUS SILVANT GROWTH PREMIUM INCOME ETF | REIT Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

REIT Risk. Investments in REITs and other securities of Real Estate companies subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate sector in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs may also be adversely affected by poor management, failure to quality as a REIT under the Internal Revenue Code of 1986, as amended (the “Code”), environmental problems, property tax increases or changes in federal, state or local regulations.

VIRTUS SILVANT GROWTH PREMIUM INCOME ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. The value of the equity securities held by the Fund may be negatively affected by the financial market, industries in which the Fund invests, or issuer-specific events. Focus on a particular style or in small-sized companies may enhance that risk.

VIRTUS SILVANT GROWTH PREMIUM INCOME ETF | Preferred Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred Securities Risk. The value of preferred securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred securities. Preferred securities are also subject to credit risk, which is the possibility that an issuer of preferred securities will fail to make its dividend payments.

VIRTUS SILVANT GROWTH PREMIUM INCOME ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Investing in loans and securities of foreign issuers subjects the Fund to additional risks such as tariff and global trade restrictions increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk. Additionally, to the extent that the underlying assets of the Fund trade on an exchange that is closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying asset and stale asset pricing (i.e., the last quote from the foreign exchange market), resulting in premiums or discounts to NAV that are greater than those experienced by other ETFs.

VIRTUS SILVANT GROWTH PREMIUM INCOME ETF | Emerging Markets Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Investments Risk. Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

VIRTUS SILVANT GROWTH PREMIUM INCOME ETF | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Shares, to decline.

VIRTUS SILVANT GROWTH PREMIUM INCOME ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The value of the securities in the Fund may go up or down (sometimes significantly) in response to the prospects of individual companies and/or general economic conditions, including local, regional or global events.

VIRTUS SILVANT GROWTH PREMIUM INCOME ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Sub-Adviser’s judgments about the attractiveness and potential appreciation of a security or other asset may prove to be inaccurate and may not produce the desired results.
VIRTUS SILVANT GROWTH PREMIUM INCOME ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks, among others:
VIRTUS SILVANT GROWTH PREMIUM INCOME ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to net asset value (“NAV”) and possibly face delisting.

VIRTUS SILVANT GROWTH PREMIUM INCOME ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

VIRTUS SILVANT GROWTH PREMIUM INCOME ETF | Fluctuation of NAV; Unit Premiums and Discounts [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings, and it cannot be predicted whether Shares will trade below, at or above their NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

VIRTUS SILVANT GROWTH PREMIUM INCOME ETF | No Assurance of Active Trading Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	No Assurance of Active Trading Market Risk. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. In times of market stress, market makers or Authorized Participants may step away from their respective roles in making a market in the Fund’s Shares, which could lead to wider bid/ ask spreads and variances between the market price of the Fund’s Shares and their underlying value.

VIRTUS SILVANT GROWTH PREMIUM INCOME ETF | Fund Shares Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fund Shares Liquidity Risk. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings, which can result in wider bid/ask spreads and differences between the ETF’s NAV and market price.

VIRTUS SILVANT GROWTH PREMIUM INCOME ETF | Small Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads, and may be delisted if it does not meet certain conditions of the Exchange, which could negatively impact the value of the Fund.

VIRTUS SILVANT GROWTH PREMIUM INCOME ETF | Growth Stocks Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Stocks Risk. The Fund’s investments in growth stocks may be more volatile than investments in other types of stocks, or may perform differently from the market as a whole and from other types of stocks.

VIRTUS SILVANT GROWTH PREMIUM INCOME ETF | Small- and Mid-Capitalization Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Stock Risk. The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

VIRTUS SILVANT GROWTH PREMIUM INCOME ETF | Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipts Risk. Investments in foreign companies through depositary receipts, including ADRs, may expose the Fund to the same risks as direct investments in securities.
VIRTUS SILVANT GROWTH PREMIUM INCOME ETF | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk. The value of a convertible security may decline as interest rates rise and/or vary with fluctuations in the market value of the underlying securities. The security may be called for redemption at a time and/ or price unfavorable to the Fund.

VIRTUS SILVANT GROWTH PREMIUM INCOME ETF | Warrant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Warrant Risk. Warrants are securities issued by a company which give the holder the right, but not the obligation, to purchase stock, usually at a price that is higher than the market price at the time the warrant is issued. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Portfolio would lose any amount it paid for the warrant.

VIRTUS SILVANT GROWTH PREMIUM INCOME ETF | Initial Public Offering (“IPO”) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Initial Public Offering (“IPO”) Risk. The risk that any positive effect of investments in IPOs may not be sustainable because of a number of factors. Namely, a fund may not be able to buy shares in some IPOs or may be able to buy only a small number of shares. Also, the performance of IPOs generally is volatile, and is dependent on market psychology and economic conditions. To the extent that IPOs have a significant positive impact on a fund’s performance, this may not be able to be replicated in the future. The relative performance impact of IPOs also is likely to decline as a fund grows.

VIRTUS SILVANT GROWTH PREMIUM INCOME ETF | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk. To the extent the Fund focuses its investments in one or more sectors, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting companies in those sectors. As the Fund’s investments in a sector increase, so does the potential for fluctuation in the net asset value (“NAV”) of the Fund.

VIRTUS SILVANT GROWTH PREMIUM INCOME ETF | Equity Linked Note Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Linked Note Risk. Investments in ELNs often have risks similar to their underlying securities, which could include management risk, market risk and, as applicable, foreign securities and currency risks. In addition, since ELNs are in note form, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the Fund’s entire principal investment. An investment in an ELN is also subject to counterparty risk, which is the risk that the issuer of the ELN will default or become bankrupt and the Fund will have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities or a fixed income investment.

VIRTUS SILVANT GROWTH PREMIUM INCOME ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns. Investments in derivatives may result in increased volatility and the Fund may incur a loss greater than its principal investment.

VIRTUS SILVANT GROWTH PREMIUM INCOME ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
VIRTUS SILVANT GROWTH PREMIUM INCOME ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Fund Risk. The Fund is considered non-diversified and may be more susceptible to factors negatively impacting its holdings to the extent the Fund invests more of its assets in the securities of fewer issuers than would a diversified fund.

VIRTUS SILVANT SMALL/MID GROWTH ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. The value of the equity securities held by the Fund may be negatively affected by the financial market, industries in which the Fund invests, or issuer-specific events. Focus on a particular style or in small-sized companies may enhance that risk.

VIRTUS SILVANT SMALL/MID GROWTH ETF | Preferred Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred Securities Risk. The value of preferred securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred securities. Preferred securities are also subject to credit risk, which is the possibility that an issuer of preferred securities will fail to make its dividend payments.

VIRTUS SILVANT SMALL/MID GROWTH ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Investing in loans and securities of foreign issuers subjects the Fund to additional risks such as tariff and global trade restrictions increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk. Additionally, to the extent that the underlying assets of the Fund trade on an exchange that is closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying asset and stale asset pricing (i.e., the last quote from the foreign exchange market), resulting in premiums or discounts to NAV that are greater than those experienced by other ETFs.

VIRTUS SILVANT SMALL/MID GROWTH ETF | Emerging Markets Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Investments Risk. Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

VIRTUS SILVANT SMALL/MID GROWTH ETF | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Shares, to decline.

VIRTUS SILVANT SMALL/MID GROWTH ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The value of the securities in the Fund may go up or down (sometimes significantly) in response to the prospects of individual companies and/or general economic conditions, including local, regional or global events.

VIRTUS SILVANT SMALL/MID GROWTH ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. Silvant’s judgments about the attractiveness and potential appreciation of a security or other asset may prove to be inaccurate and may not produce the desired results.
VIRTUS SILVANT SMALL/MID GROWTH ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks, among others:
VIRTUS SILVANT SMALL/MID GROWTH ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to net asset value (“NAV”) and possibly face delisting.

VIRTUS SILVANT SMALL/MID GROWTH ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

VIRTUS SILVANT SMALL/MID GROWTH ETF | Fluctuation of NAV; Unit Premiums and Discounts [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings, and it cannot be predicted whether Shares will trade below, at or above their NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

VIRTUS SILVANT SMALL/MID GROWTH ETF | No Assurance of Active Trading Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	No Assurance of Active Trading Market Risk. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. In times of market stress, market makers or Authorized Participants may step away from their respective roles in making a market in the Fund’s Shares, which could lead to wider bid/ ask spreads and variances between the market price of the Fund’s Shares and their underlying value.

VIRTUS SILVANT SMALL/MID GROWTH ETF | Fund Shares Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fund Shares Liquidity Risk. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings, which can result in wider bid/ask spreads and differences between the ETF’s NAV and market price.

VIRTUS SILVANT SMALL/MID GROWTH ETF | Small Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads, and may be delisted if it does not meet certain conditions of the Exchange, which could negatively impact the value of the Fund.

VIRTUS SILVANT SMALL/MID GROWTH ETF | Growth Stocks Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Stocks Risk. The Fund’s investments in growth stocks may be more volatile than investments in other types of stocks, or may perform differently from the market as a whole and from other types of stocks.

VIRTUS SILVANT SMALL/MID GROWTH ETF | Small- and Mid-Capitalization Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Stock Risk. The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

VIRTUS SILVANT SMALL/MID GROWTH ETF | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk. The value of a convertible security may decline as interest rates rise and/or vary with fluctuations in the market value of the underlying securities. The security may be called for redemption at a time and/ or price unfavorable to the Fund.

VIRTUS SILVANT SMALL/MID GROWTH ETF | Warrant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Warrant Risk. Warrants are securities issued by a company which give the holder the right, but not the obligation, to purchase stock, usually at a price that is higher than the market price at the time the warrant is issued. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Portfolio would lose any amount it paid for the warrant.

VIRTUS SILVANT SMALL/MID GROWTH ETF | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk. To the extent the Fund focuses its investments in one or more sectors, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting companies in those sectors. As the Fund’s investments in a sector increase, so does the potential for fluctuation in the net asset value (“NAV”) of the Fund.

VIRTUS SILVANT SMALL/MID GROWTH ETF | ADR Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ADR Risk. Investments in foreign companies through depositary receipts may expose the Fund to the same risks as direct investments in securities.
VIRTUS SILVANT SMALL/MID GROWTH ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
VIRTUS SILVANT SMALL/MID GROWTH ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Fund Risk. The Fund is considered non-diversified and may be more susceptible to factors negatively impacting its holdings to the extent the Fund invests more of its assets in the securities of fewer issuers than would a diversified fund.